Expected credit losses on financial assets and reconciliation of carrying amount - Expected credit losses (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	R$ 27,247
Expected credit loss, ending balance	82,811
Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2
Increase / (Reversal)	15,958
Stage 1 to Stage 2	0
Transfer to stage 3	0
Stage 2 to Stage 1	0
Cure from stage 3	0
Expected credit loss, ending balance	15,960
Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	1,453
Stage 1 to Stage 2	0
Stage 2 to Stage 1	0
Transfer to stage 3	0
Cure from stage 3	0
Expected credit loss, ending balance	1,453
Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2
Increase / (Reversal)	17,411
Derecognition	0
Expected credit loss, ending balance	17,413
Financial assets at fair value through other comprehensive income
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Expected credit loss, ending balance	8,855
Financial assets at fair value through other comprehensive income | Securities
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Expected credit loss, ending balance	8,855
Financial assets at fair value through other comprehensive income | Securities | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	8,855
Stage 1 to Stage 2	0
Transfer to stage 3
Stage 2 to Stage 1	0
Cure from stage 3	0
Expected credit loss, ending balance	8,855
Financial assets at fair value through other comprehensive income | Securities | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	8,855
Derecognition	0
Expected credit loss, ending balance	8,855
Evaluated at amortized cost
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	27,247
Expected credit loss, ending balance	73,956
Evaluated at amortized cost | Securities
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Expected credit loss, ending balance	1,087
Evaluated at amortized cost | Securities | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	1,087
Stage 1 to Stage 2	0
Transfer to stage 3	0
Stage 2 to Stage 1	0
Cure from stage 3	0
Expected credit loss, ending balance	1,087
Evaluated at amortized cost | Securities | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	1,087
Derecognition	0
Expected credit loss, ending balance	1,087
Evaluated at amortized cost | Securities purchased under agreements to resell
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Expected credit loss, ending balance	370
Evaluated at amortized cost | Securities purchased under agreements to resell | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	370
Stage 1 to Stage 2	0
Transfer to stage 3	0
Stage 2 to Stage 1	0
Cure from stage 3	0
Expected credit loss, ending balance	370
Evaluated at amortized cost | Securities purchased under agreements to resell | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	370
Derecognition	0
Expected credit loss, ending balance	370
Evaluated at amortized cost | Loans and credit card operations
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2
Expected credit loss, ending balance	7,101
Evaluated at amortized cost | Loans and credit card operations | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2
Increase / (Reversal)	5,646
Stage 1 to Stage 2	0
Transfer to stage 3	0
Stage 2 to Stage 1	0
Cure from stage 3	0
Expected credit loss, ending balance	5,648
Evaluated at amortized cost | Loans and credit card operations | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	1,453
Stage 1 to Stage 2	0
Stage 2 to Stage 1	0
Transfer to stage 3	0
Cure from stage 3	0
Expected credit loss, ending balance	1,453
Evaluated at amortized cost | Loans and credit card operations | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2
Increase / (Reversal)	7,099
Derecognition	0
Expected credit loss, ending balance	7,101
On-balance exposures | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2
Increase / (Reversal)	15,958
Stage 1 to Stage 2	0
Transfer to stage 3	0
Stage 2 to Stage 1	0
Cure from stage 3	0
Expected credit loss, ending balance	15,960
On-balance exposures | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	0
Increase / (Reversal)	1,453
Stage 1 to Stage 2	0
Stage 2 to Stage 1	0
Transfer to stage 3	0
Cure from stage 3	0
Expected credit loss, ending balance	1,453
On-balance exposures | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected credit loss, beginning balance	2
Increase / (Reversal)	17,411
Derecognition	0
Expected credit loss, ending balance	R$ 17,413